Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of instruments deemed as financial trading investments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Chilean Central Bank and Government securities
Total	$ 154,046	$ 73,347
Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	153,967	68,649
Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Total		4,698
Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Total	79
Chilean Central Bank financial instruments [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	1,412	713
Chilean Central Bank Bonds [Member] | Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	152,555	67,936
Chilean corporate bonds [Member] | Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Total		4,698
Other foreign financial instruments [Member] | Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Total	$ 79